Future accounting developments	6 Months Ended
Jun. 30, 2022
Future Accounting Developments [Abstract]
Future accounting developments
Note 21: Future accounting developments
The following pronouncements are not applicable for the year ending 31 December 2022 and have not been applied in preparing these condensed consolidated half-year financial statements. Save as disclosed below, the impact of these accounting changes is still being assessed by the Group and reliable estimates cannot be made at this stage.
IFRS 17 Insurance Contracts
IFRS 17 replaces IFRS 4 Insurance Contracts and is effective for annual periods beginning on or after 1 January 2023.
Annuity and protection business
The general measurement model, the core feature of IFRS 17, will be used for the Group’s annuity and protection business. The discount rates are locked in at the inception of the contract. The effects of changes in discount rates are expected to be recognised in profit or loss in the period in which they arise, as an accounting policy choice.
Unit-linked and With-Profits business
There is an adaptation of the general measurement model for contracts with direct participation features (the variable fee approach) where changes in economic assumptions are taken to the contractual service margin. The expected profit will be recognised within the contractual service margin and released to profit or loss over the contract period.
General insurance business
Under IFRS 17, there is the option to use the simplified approach (the premium allocation approach), mainly for short-duration contracts. The insurance revenue recognised in profit or loss in the period reflects the expected premium received during the period, after adjusting for the time value of money and the effect of financial risk. The amortisation of insurance acquisition cash flows is taken to profit or loss on the basis of the passage of time.
Significant accounting policies and judgements
IFRS 17 requires insurance contracts and investment contracts with discretionary participation features to be measured on the balance sheet as the total of the fulfilment cash flows and the contractual service margin. The fulfilment cash flows consist of the present value of future cash flows calculated using best estimate assumptions, together with an explicit risk adjustment for non-financial risk, and are required to be remeasured at each reporting date. The Group expects to use an explicit margins approach to calculate the risk adjustment. The contractual service margin represents the unearned profit on the insurance contracts and investment contracts with discretionary participation features. Changes to estimates of fulfilment cash flows which relate to future service are usually taken to the contractual service margin. The risk adjustment is released to profit or loss as risk expires.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 21: Future accounting developments (continued)
Profit which is currently recognised through a value in-force asset under IFRS 4 will no longer be recognised at inception of an insurance contract, and the existing value in-force asset will be derecognised on transition. The expected profit for providing insurance contract services under IFRS 17 will be recognised in the contractual service margin and released to profit or loss throughout the contract period as those insurance contract services are provided.
IFRS 17 will have a significant impact on the timing of profit recognition for the insurance contracts and investment contracts with discretionary participation features issued by the Group. The new standard will not change the total profit recognised over the lifetime of these contracts compared to current accounting. The adoption of IFRS 17 will result in a reduction to retained earnings on transition because a proportion of the previously recognised profits from insurance contracts is included in the contractual service margin established as a liability, reflecting the retrospective application of IFRS 17 to the existing book of insurance contracts written by the Group.
For transition, the Group expects to use the full retrospective approach for business written from 2016 onwards and the fair value approach for business entered into prior to 2016.
The standard has been endorsed as effective from 1 January 2023, with a transition date of 1 January 2022 (reflecting the starting point for comparative results), and management is currently unable to quantify with reasonable assurance the estimated impact on transition to IFRS 17. This is because implementing the methodology for contract modifications, guaranteed annuity options, coverage units for the annuity business and the confidence level for the risk adjustment is ongoing and clarity on these areas is anticipated in the third quarter of 2022. The calculation of the transition impact of IFRS 17 will be completed during the second half of 2022. The Group will provide a summary of the transitional impacts in the future accounting developments note in the 2022 Annual Report on Form 20-F and expects to publish a more detailed transitional document in the first quarter of 2023.
As noted above, the transition date is the beginning of the annual reporting period immediately preceding the date of initial application, 1 January 2022. In accordance with IFRS 17, the Group is not required to present adjusted comparative information for any period presented before the initial application.
The Group's IFRS 17 project is progressing to plan. Work has focused on finalising compliance with the requirements of the standard, including methodologies, disclosures and accounting policies, and implementing the changes required to reporting and other systems. The Group is developing new data warehousing capabilities to cope with the capacity required to handle the increased data volumes arising because of IFRS 17. In addition, new actuarial liability calculation processes are being developed, including a model to calculate the contractual service margin. End-to-end testing has been undertaken and further dry runs are planned in the second half of 2022, ahead of full implementation from 1 January 2023.
Minor amendments to other accounting standards
The IASB has issued a number of minor amendments to IFRSs effective 1 January 2023 (including IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors). These amendments are not expected to have a significant impact on the Group.